UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:     028-11759
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman           Boulder, Colorado           8/14/06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        $90,583
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
---         ------------------
1           Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.


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

                                                              VALUE
NAME OF                            TITLE                       (X      SHRS OR   SH/  PUT/  INVESTMENT   OTHER
ISSUER                            OF CLASS         CUSIP      $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
------------------------------- --------------- -----------  -------- --------  ----  ----  ----------  -------- ---- ------  -----
AEW REAL ESTATE INCOME FD        COM             00104H107      585    30,500   SH           SHARED         1                30,500
AEW REAL ESTATE INCOME FD        COM             00104H107    1,159    61,200   SH           SOLE                            61,200
AIM SELECT REAL ESTATE INCM      SHS             00888R107    8,712   560,250   SH           SHARED         1               560,250
AIM SELECT REAL ESTATE INCM      SHS             00888R107    3,350   208,550   SH           SOLE                           208,550
AMB PROPERTY CORP                COM             00163T109      708    14,000   SH           SHARED         1                14,000
AVALONBAY CMNTYS INC             COM             053484101    6,327    57,200   SH           SHARED         1                57,200
BOSTON PROPERTIES INC            COM             101121101    2,412    26,682   SH           SHARED         1                26,682
BRE PROPERTIES INC               CL A            05564E106    2,305    41,900   SH           SHARED         1                41,900
CAPSTEAD MTG CORP                PFD B CV $1.26  14067E308      258    20,300   SH           SHARED         1                20,300
CAPSTEAD MTG CORP                PFD B CV $1.26  14067E308       45      3600   SH           SOLE                             3,600
COHEN & STEERS PREM INC RLTY     COM             19247V104    2,880   127,206   SH           SHARED         1               127,206
COHEN & STEERS PREM INC RLTY     COM             19247V104       40     1,900   SH           SOLE                             1,900
COHEN & STEERS REIT & PFD IN     COM             19247X100    1,143    42,200   SH           SHARED         1                42,200
COHEN & STEERS REIT & PFD IN     COM             19247X100      666    24,800   SH           SOLE                            24,800
COHEN & STEERS REIT & UTIL I     COM             19247Y108    1,354    72,800   SH           SHARED         1                72,800
CRESCENT REAL ESTATE EQUITIE     PFD CV A 6.75%  225756204       27     1,300   SH           SHARED         1                 1,300
DWS RREEF REAL ESTATE FD II      COM             23338X102    1,515    92,400   SH           SHARED         1                92,400
DWS RREEF REAL ESTATE FD II      COM             23338X102    3,385   202,300   SH           SOLE                           202,300
DWS RREEF REAL ESTATE FD INC     COM             233384106      906    41,250   SH           SHARED         1                41,250
EQUITY OFFICE PROPERTIES TRU     PFD CV B 5.25%  294741509    1,644    30,500   SH           SHARED         1                30,500
GENERAL GROWTH PPTYS             COM             370021107    2,055    45,600   SH           SHARED         1                45,600
GLENBOROUGH RLTY TR INC          PFD CV SER A%   37803P204      197     7,962   SH           SHARED         1                 7,962
HILTON HOTELS CORP               COM             432848109    5,181   183,200   SH           SHARED         1               183,200
HOST MARRIOTT CORP NEW           COM             44107P104    6,192   283,128   SH           SHARED         1               283,128
ING CLARION GLB RE EST INCM      COM             44982G104    3,792   212,200   SH           SHARED         1               212,200
KILROY RLTY CORP                 COM             49427F108    1,590    22,000   SH           SHARED         1                22,000
NEUBERGER BERMAN RE ES SEC F     COM             64190A103    5,219   339,550   SH           SOLE                           339,550
NEUBERGER BERMAN RE ES SEC F     COM             64190A103    3,971   258,550   SH           SHARED         1               258,550
NEUBERGER BERMAN REAL INCM F     COM             64126D106       56     2,400   SH           SHARED         1                 2,400
NEUBERGER BERMAN REAL INCM F     COM             64126D106      911    39,200   SH           SOLE                            39,200
NEUBERGER BERMAN RLTY INC FD     COM             64126G109    6,573   329,550   SH           SHARED         1               329,550
NEUBERGER BERMAN RLTY INC FD     COM             64126G109    3,411   173,250   SH           SOLE                           173,250
REAL ESTATE INCOME FUND INC      COM             755881109    2,275   120,900   SH           SHARED         1               120,900
REGENCY CTRS CORP                COM             758849103    2,647    42,600   SH           SHARED         1                42,600
RMR REAL ESTATE FD               SH BEN INT      74963F106      865    60,100   SH           SHARED         1                60,100
RMR REAL ESTATE FD               SH BEN INT      74963F106      562    40,400   SH           SOLE                            40,400
STRATEGIC HOTELS & RESORTS I     COM             86272T106    1,002    48,300   SH           SHARED         1                48,300
SUNSTONE HOTEL INVS INC NEW      COM             867892101    1,122    38,600   SH           SHARED         1                38,600
TAUBMAN CTRS INC                 COM             876664103      405     9,900   SH           SHARED         1                 9,900
VORNADO RLTY TR                  PFD CONV SER A  929042208    2,546    19,000   SH           SHARED         1                19,000
WEINGARTEN RLTY INVS             SH BEN INT      948741103      586    15,300   SH           SHARED         1                15,300

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